SHARE CAPITAL (Schedule of warrants activity) (Details) - $ / shares	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Equity [Abstract]
Warrants outstanding, Beginning balance	1,200,000	3,240,000
Warrants expired		(2,040,000)
Warrants outstanding, Ending balance	1,200,000	1,200,000	3,240,000
Weighted average exercise price of warrants outstanding, beginning balance	$ 1.5	$ 1.18
Weighted average exercise price of warrants expired		1
Weighted average exercise price of warrants outstanding, ending balance	$ 1.5	$ 1.5	$ 1.18
Weighted average remaining life of warrants outstanding	1 month 24 days	3 months 21 days	1 year 1 month 6 days